Acquisition (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Jul. 31, 2020 CNY (¥)	May 31, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Jul. 10, 2019
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross				¥ 547,450
Equity Method Investments				2,476,868	¥ 1,949,787	$ 388,675
Non-controlling interests				228,162
Shan Shan Outlets
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired							100.00%
Payments to Acquire Businesses, Gross				25,000
Property and equipment				461,408
Land use rights				837,160
Non-controlling interests				314,537
Ningbo Shanjing [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	30.38%
Cash Consideration		¥ 236,250
Harbin Shan Shan [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	40.00%
Cash Consideration	¥ 311,200
Equity Method Investment, Ownership Percentage					100.00%
Equity Method Investment, Aggregate Cost					¥ 1,255,895
Equity Method Investments					¥ 52,820
Guiyang Shan Shan Guangda Outlets Plaza Co Ltd [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired					60.00%
Cash Consideration					¥ 180,000
Current assets					10,793
Property and equipment					342,227
Land use rights					85,746
Current liabilities					142,553
Non-controlling interests					¥ 118,485
Xuzhou Shan Shan Outlets Business Management Co., Ltd ("Xuzhou Shan Shan") [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Cash Consideration			¥ 149,210
Xuzhou Shan Shan Outlets Business Management Co., Ltd ("Xuzhou Shan Shan") [Member] | Third Party Investor [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage			20.00%
Proceeds from contributions from third party investor				¥ 16,000
Equity interest in acquiree agreed to be contributed by third party.			¥ 60,000
Xuzhou Shan Shan Outlets Business Management Co., Ltd ("Xuzhou Shan Shan") [Member] | Construction in Progress [Member]
Business Acquisition [Line Items]
Current assets			401
Property and equipment			2,293
Land use rights			170,983
Current liabilities			¥ 24,467